Related party transactions - Schedule of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 3,879	$ 2,147
Share-based payments	2,428	1,275
Total	$ 6,307	$ 3,422